INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,482	$ 1,414
Finished products	1,553	1,232
Inventories, net	3,035	2,646
Valuation adjustment for slow inventory	$ 1,979	$ 1,527